245 Summer Street

Fidelity® Investments

Boston, MA 02210

June 13, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Aberdeen Street Trust (the trust): File Nos. 033-43529 and 811-06440
Fidelity Advisor Freedom 2070 Fund
Fidelity Flex Freedom Blend 2070 Fund
Fidelity Freedom 2070 Fund
Fidelity Freedom Blend 2070 Fund
Fidelity Freedom Index 2070 Fund
Fidelity Sustainable Target Date 2070 Fund
(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust